GENERAL INFORMATION (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
GENERAL INFORMATION
Nominal value of issued ordinary share/registered capital	¥ 964	¥ 943	¥ 943